INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

There is no income tax benefit for the losses for the three and nine months ended September 30, 2018 and 2017 since management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2018, the Company had no unrecognized tax benefits, or any tax related interest or penalties. There were no changes in the Company’s unrecognized tax benefits during the period ended September 30, 2018. The Company did not recognize any interest or penalties during 2017 related to unrecognized tax benefits. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2014 and thereafter are subject to examination by the relevant taxing authorities.

NOTE 7 – INCOME TAXES

As discussed in Note 1, the Company utilizes the asset and liability method of accounting for income taxes in accordance with FASB ASC 740.

The income tax benefit (provision) consists of the following:

	2017	2016	2015

Current	$—	$—	$—
Deferred	5,063,000	(1,065,000)	(1,122,000)
Change in valuation allowance	(5,063,000)	1,065,000	1,122,000

	$—	$—	$—

The reconciliation of the statutory federal rate to the Company’s effective income tax rate is as follows:

	2017		2016		2015
	Amount	%	Amount	%	Amount	%

Income tax benefit at U.S. federal income tax rate	$(1,955,000)	(34)	$(1,499,000)	(34)	$(1,647,000)	(34)
State tax, net of federal tax effect	(345,000)	(6)	(397,000)	(9)	(436,000)	(9)
Non-deductible share-based compensation	250,000	4	831,000	19	961,000	20
Tax rate change	7,113,000	124	—	—	—	—
Change in valuation allowance	(5,063,000)	(88)	1,065,000	24	1,122,000	23

	$—	—	$—	—	$—	—

The components of deferred tax assets as of December 31, 2017 and 2016 are as follows:

	2017	2016

Deferred tax asset for NOL carryforwards	$10,440,000	$14,676,000
Share-based compensation	1,822,000	2,649,000
Valuation allowance	(12,262,000)	(17,325,000)

	$—	$—

In December 2017, the Tax Cuts and Jobs Act was enacted, which reduces the U.S. statutory corporate tax rate from 34% to 21% for tax years beginning in 2018 which resulted in the re-measurement of the federal portion of the Company’s deferred tax assets and valuation allowance as of December 31, 2017 from 34% to the new 21% tax rate.

The valuation allowance for deferred tax assets as of December 31, 2017 and 2016 was $12,262,000 and $17,325,000, respectively. The change in the total valuation for the year ended December 31, 2017 was a decrease of $5,063,000 and for the year ended December 31, 2016 was an increase of $1,065,000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. The value of the deferred tax assets was offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

As of December 31, 2017, the Company had net operating loss carry forwards of approximately $38,666,000, expiring through the year ending December 31, 2037. This amount can be used to offset future taxable income of the Company.

The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

The Company follows FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise’s financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information. The adoption of FASB ASC 740.10 did not require an adjustment to the Company’s financial statements.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2017, the Company had no unrecognized tax benefits and no charge during 2017, and accordingly, the Company did not recognize any interest or penalties during 2017 related to unrecognized tax benefits. There is no accrual for uncertain tax positions as of December 31, 2017.

The Company files U.S. income tax returns and a state income tax return. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2014 and thereafter are subject to examination by the relevant taxing authorities.